Equity - Schedule of Stockholders Equity Tax Account (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Contributed capital account	$ 26,519,004	$ 26,540,780	$ 27,415,833
Net tax income account	4,111,601	3,232,321	2,147,169
Total	$ 30,630,605	$ 29,773,101	$ 29,563,002